Note E - Concentration of Risk (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash, Uninsured Amount		$ 2,000,000	$ 7,057,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Major Customers		1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage	27.00%	10.00%	13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Number of Major Customers		0	3
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	35.00%	35.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage			87.00%